Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31,
	2015	2014
Cost:
Product and distribution rights	$77,433	$78,366
Deferred charges in respect of debentures from institutional investors	193	193
Other deferred costs	1,541	1,568

	79,167	80,127

Accumulated amortization and impairment charges:
Product and distribution rights	64,229	61,752
Deferred charges in respect of debentures from institutional investors	192	191
Other deferred costs	1,542	1,542

	65,963	63,485

Amortized cost	$13,204	$16,642

b.	Amortization expenses related to product and distribution rights were $3,318, $3,617 and $3,436 for the years ended March 31, 2015, 2014 and 2013, respectively.

c.	As of March 31, 2015, the estimated amortization expense of product and distribution rights for 2016 to 2020 is as follows: 2016—$3,201; 2017—$2,718; 2018—$2,263; 2019—$853; 2020—$544.

d.	The weighted-average amortization period for product rights is approximately 7 years.